Note 4 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4
       Significant accounting policies

The same accounting policies and methods of computation have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements as compared to the Group's annual financial statements for the year ended
December 31, 2019.
In addition, the accounting policies have been applied consistently by the Group entities.